FEDERATED INDEX TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                December 30, 2004

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INDEX TRUST (the "Trust")
         Federated Max-Cap Index Fund
            Class C Shares
            Class K Shares
            Institutional Service Shares
            Institutional Shares
         Federated Mid-Cap Index Fund
         Federated Mini-Cap Index Fund
            Class C Shares
            Institutional Shares
          1933 Act File No. 33-33852
          1940 Act File No. 811-6061


Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated December 31, 2004, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 30 on December 29, 2004.

     If you have any questions regarding this certification, please contact me at (412) 288-8239.

                                                    Very truly yours,



                                                    /s/ Todd P. Zerega
                                                    Todd P. Zerega
                                                    Assistant Secretary